SHARE BASED COMPENSATION - Stock Option Activity (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Number of option outstanding
Beginning balance | shares	172,000	172,000	347,536
Exercise | shares	(158,000)		(175,536)
Ending balance | shares	14,000	172,000	172,000	347,536
Vested as of December 31, 2023 | shares					14,000
Vested and exercisable as of December 31, 2023 | shares					14,000
Weighted-Average Exercise Price
Beginning balance | $ / shares	$ 3.96	$ 3.96	$ 3.65
Exercise | $ / shares	3.29		3.35
Ending balance | $ / shares	3.29	$ 3.96	$ 3.96	$ 3.65
Vested as of December 31, 2023 | $ / shares	3.29
Vested and exercisable as of December 31, 2023 | $ / shares	$ 3.29
Weighted-Average Remaining Contractual Term
Balance	8 months 4 days	1 year 8 months 4 days	2 years 8 months 8 days	3 years 10 months 2 days
Vested as of December 31, 2023	8 months 4 days
Vested and exercisable as of December 31, 2023	8 months 4 days
Aggregate Intrinsic value
Balance | ¥		$ 7,157	$ 8,305	$ 17,373	¥ 296
Vested as of December 31, 2023 | ¥					296
Vested and exercisable as of December 31, 2023 | ¥					¥ 296